Organization and Principal Activities (Details) - Schedule of activities of the Company and its subsidiaries - Business Combination [Member]	12 Months Ended
Dec. 31, 2022
Adrie Global Holdings Limited (“Adrie”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A BVI company • Incorporated on November 19, 2014 • A holding company
Background	100% owned by Roan
Fortis Industrial Group Limited (“FIG”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A Hong Kong company • Incorporated on December 30, 2019 • A holding company • Formerly known as “Fortis Health Industrial Group Limited”
Background	100% owned by Adrie
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on December 19, 2016 • Registered capital of $30 million • Planning for financial lease services • Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.
Background	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on March 3, 2020 • Registered capital of RMB 5 million • Engaged in providing services in health management, health big data management and blockchain technology-based health information management.
Background	100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on February 28, 2020 • Registered capital of RMB 5 million • Engaged in insurance technology services and related services.
Background	100% indirectly owned by FIG
Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC limited liability partnership • Incorporated on December 21, 2017 • Acquired on November 29, 2019 • Registered capital of $7,750,878 (RMB 51 million) • Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management
Background	100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on June 23, 2022 • Registered capital of USD 1 million • Engaged in industrial operation services.
Background	100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Jiaxing) Co., Ltd. (“Zhongtan Industrial Operation (JX)”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on August 25, 2022 • Registered capital of USD 10 million • Engaged in industrial operation services
Background	100% indirectly owned by FIG
FINE C+ Health (Hangzhou) Technology Limited (“FINE C+ Health”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC company • Incorporated on October 14, 2021 • Registered capital of RMB 5 million • Engaged in online medical consultation and traditional Chinese medicine
Background	40% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A Cayman company • Incorporated on October 25, 2017 • A holding company
Background	65.0177% owned by Roan
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A BVI company • Incorporated on November 29, 2017 • A holding company
Background	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A Hong Kong company • Incorporated on January 15, 2018 • A holding company
Background	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Go., Ltd. (“Zhejiang Lixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC limited liability company • Incorporated on July 3, 2015 • Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up • Engaged in financial guarantee services and related assessment and management services
Background	99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC limited liability company • Incorporated on January 5, 2013 • Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up • Engaged in financial guarantee services and related assessment and management services
Background	93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC limited liability company • Incorporated on March 21, 2017 • Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up • Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors
Background	100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Name	• A PRC limited liability company • Incorporated on December 19, 2017 • Registered capital of $1,513,226 (RMB 10 million) • Planning for provision of supply chain management service
Background	100% owned by LAM